Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 14,949	$ 21,388	$ 13,357
Operating income / (loss)	114	771	(272)
Depreciation	33	38	49
Capital expenditures, gross	7	4	11
Assets	19,363	21,250
Liabilities	4,557	6,449
Trading and Manufacturing
Revenue	9,332	9,619	9,476
Operating income / (loss)	(246)	130	941
Depreciation	28	32	39
Capital expenditures, gross	2	1	2
Assets	13,637	7,969
Liabilities	1,300	3,428
Engineering
Revenue	5,617	11,769	3,881
Operating income / (loss)	590	846	(1,027)
Depreciation	5	6	10
Capital expenditures, gross	5	3	9
Assets	5,726	13,281
Liabilities	3,257	3,021
Unallocated Corporate Expenses
Operating income / (loss)	$ (230)	$ (205)	$ (186)